Allowance for Credit Losses (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Financing Receivable, Allowance for Credit Loss [Line Items]
Cash recoveries, recoveries against write off cases	₨ 48,690.9	$ 584.3	₨ 56,142.6	₨ 36,181.4
Retail loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	44,432.2		53,374.2	35,385.3
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	₨ 4,258.7		₨ 2,768.4	₨ 796.1